Revenue, Other Income and Gains - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Amounts expected to be recognized as revenue:
Recognized as revenue	¥ 247,709	$ 35,422	¥ 285,945
Within one year [Member]
Amounts expected to be recognized as revenue:
Recognized as revenue	37,485	5,360	37,485
After one year [Member]
Amounts expected to be recognized as revenue:
Recognized as revenue	¥ 210,224	$ 30,062	¥ 248,460